Employee benefits - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Share based option plan
Weighted average duration of the defined benefit obligation	8 years 8 months 12 days	9 years
Expected contributions to the funded defined benefit pension plan	$ 1.1
Stock options | 2020 share incentive plan
Disclosure of Share based option plan
Maximum aggregate number of ordinary shares available for issuance	4,200,000